Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments
26.	Commitments

a.	In Brazil, contracts have been made for the purchase of electric energy in a general way and are distributed among the plants in Brazil, these contracts have different terms as of June 30, 2023 the supplier NEWCOM with an amount of R$ 9.48 million, the supplier ENEL with an amount of R$ 17.05 million, with a termination date of December 31, 2023 the following suppliers NEWCOM with an amount of R$ 33.9 million, and AMERICA with an amount of R$ 16.5 million.

For our facilities in Brazil, the following suppliers are: continues to hold power purchase agreements with different termination dates as of December 31, 2024 with the supplier Newcom for R$ 24.9 million, with AMÉRICA for R$ 16.5 million, with SQUADRA for R$ 12.66 million and R$ 7.68 million with a termination date of December 2025.

With CESP/AUREN we have three purchase agreement for R$ 4.336 million, 4.021 million, 3.981 million with a termination date on December 31, 2024, 2025 and 2026 respectively. With EN EL TRADING BRASIL S.A. six contracts, two per year with a value of R$ 101.4 million, 90.0 million, 90.9 million with a termination date on December 31, 2024, 2025 and 2026 respectively. With AES three contracts, one per year with a value of R$ 60.1 million, 56.3 million, 59.9 million with a termination date on December 31, 2024, 2025 and 2026 respectively.

b.	On November 26, 2025, Republic Canadian Draw Inc., located in Ontario, Canada, entered into an agreement with Metrolinx, a Government Agency of Ontario, Canada, created to lead the city’s public transportation, for the expropriation of land belonging to Republic Canadian Draw, pursuant to Section 24 of the Expropriation Act, R.S.O. 1990, c. E.26, and its amendments.

The transaction price was $15,915,627.32 Canadian dollars, distributed as follows:

1.	Market Value of the Land: $15,200,000.00 Canadian dollars.

2.	$715,627.32 Canadian dollars as compensation for damages, in accordance with the Law.

Of the $15,915,627.32 Canadian dollars, $226,824.75 Canadian dollars were deducted for outstanding property taxes.

Metrolinx paid:

The amount of $14,324,064.59 Canadian dollars on December 10, 2025.

The amount of $1,591,562.73 Canadian dollars will be paid no later than July 31, 2026, pending Metrolinx’s completion of environmental testing; any environmental costs will be deducted from this amount.

The land included buildings; these buildings were not considered in the expropriation price; the land was delivered with the existing structures, which were written off along with the land.

The machinery and equipment from this plant were moved to the Lackawana plant for safekeeping.